ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2019 and 2018:

	As of September 30,
	2019	2018
Accounts receivable, gross	$27,034,192	$29,131,547
Less: allowance for doubtful accounts	(1,919,152)	(1,997,310)
Accounts receivable, net	$25,115,040	$27,134,237

Bad debt expense recorded by the Company during the years ended September 30, 2019 and 2018 were $0 and $286,606, respectively. Bad debt write-off recorded by the Company during the years ended September 30, 2019 and 2018 were $0 and $36,037, respectively.

As of September 30, 2019, the Company pledged accounts receivable of $2,028,624 to secure banking facilities granted to the Company.

Changes of allowance for doubtful accounts for the years ended September 30, 2019 and 2018 are as follow:

	As of September 30,
	2019	2018
Beginning balance	$1,997,310	$1,817,050
Additional reserve through bad debt expense	—	272,783
Bad debt write-off	—	(36,037)
Exchange difference	(78,158)	(56,486)
Ending balance	$1,919,152	$1,997,310